Retirement Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Retirement Plan

12. Retirement Plan

NextNav sponsors a defined contribution benefit plan to provide retirement benefits for its employees. Participants may make voluntary contributions not to exceed maximum allowable contribution amounts. NextNav made discretionary contributions and matching contributions, totaling $0.2 million and $0.2 million for the years ended December 31, 2020 and 2019, respectively.